Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Loss for the period	$ (78,999)	$ (62,493)	$ (78,981)
Items that may be reclassified to statement of loss
Currency translation adjustments	11,292	(9,679)	15,037
Total items that may be reclassified to statement of loss	11,292	(9,679)	15,037
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	704	327	(212)
Total items that will not be reclassified to statement of loss	704	327	(212)
Other comprehensive (loss) income for the period	11,996	(9,352)	14,825
Total comprehensive loss for the period	(67,003)	(71,845)	(64,156)
Attributable to owners of the parent	$ (67,003)	$ (71,845)	$ (64,156)